Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investment [Line Items]
Amortized Cost, Gross Unrealized Gains And Losses And Estimated Fair Value Of Available For Sale Investments Classified As Current Assets

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government and agencies	$139,940	$13	$1	$139,952
All other corporates	5,649	70	–	5,719
Total fixed maturities	145,589	83	1	145,671

Other investments	1,005	–	699	306
Total current available for sale investments	$146,594	$83	$700	$145,977

2010
Bonds and notes:
U.S. Government and agencies	$246,996	$21	$–	$247,017
All other corporates	6,277	300	5	6,572
Total fixed maturities	$253,273	$321	$5	$253,589

Amounts Recognized In Consolidated Statements Of Operation Related To Notes Receivable

	2011	2010	2009

Classified as investment and other income:
Interest income on FMG Note	$214,455	$149,257	$66,079
Interest accreted on zero-coupon note component	$4,533	$4,030	$3,582

Amortization expense on prepaid mining interest	$11,800	$9,943	$7,293

Amortized Cost, Gross Unrealized Gains And Losses And Estimated Fair Value Of Available For Sale Investments Classified As Non-Current Assets

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government-Sponsored Enterprises	$609,617	$12,683	$109	$622,191
All other corporates	66,960	636	1,054	66,542
Total fixed maturities	676,577	13,319	1,163	688,733

Equity securities:
Common stocks:
Banks, trusts and insurance companies	22,084	28,887	–	50,971
Industrial, miscellaneous and all other	644,717	669,270	299	1,313,688
Total equity securities	666,801	698,157	299	1,364,659

Other investments	995	–	494	501
	$1,344,373	$711,476	$1,956	$2,053,893

2010
Bonds and notes:
U.S. Government and agencies	$7,806	$–	$90	$7,716
U.S. Government-Sponsored Enterprises	815,066	10,564	2,247	823,383
All other corporates	191,851	917	235	192,533
Total fixed maturities	1,014,723	11,481	2,572	1,023,632

Equity securities:
Common stocks:
Banks, trusts and insurance companies	16,340	32,936	–	49,276
Industrial, miscellaneous and all other	760,594	1,833,229	492	2,593,331
Total equity securities	776,934	1,866,165	492	2,642,607

	$1,791,657	$1,877,646	$3,064	$3,666,239

Amortized Cost And Estimated Fair Value Of Non-Current Investments Classified As Available For Sale By Contractual Maturity

	Amortized	Estimated
	Cost	Fair Value
	(In thousands)

Due after one year through five years	$24,918	$25,024
Due after five years through ten years	–	–
Due after ten years	–	–
	24,918	25,024
Mortgage-backed and asset-backed securities	651,659	663,709
	$676,577	$688,733

Current Investments [Member]
Investment [Line Items]
Summary Of Investments

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	and Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale	$146,594	$145,977	$253,273	$253,589
Other investments, including accrued interest income	4,113	4,158	11,067	10,983
Total current investments	$150,707	$150,135	$264,340	$264,572

Non-Current Investments [Member]
Investment [Line Items]
Summary Of Investments

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	And Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale:
Fortescue	$115,703	$569,256	$219,723	$1,659,617
Inmet	504,006	708,193	504,006	862,481
Other investments available for sale	724,664	776,444	1,067,928	1,144,141
Other investments:
Private equity funds	85,528	85,528	86,944	86,944
Non-agency mortgage-backed bond
securitization portfolio	1,649	1,649	3,304	3,304
FMG zero coupon note component	40,801	40,801	36,268	36,268
Other non-publicly traded investments	45,298	45,004	40,114	39,904
Total non-current investments	$1,517,649	$2,226,875	$1,958,287	$3,832,659